STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Shares issued on behalf of MJL		176,332
Value of shares issued on behalf of MJL		$ 175,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Contributed capital	$ 302,002
Number of common stock option Purchased	610,000
Value of Common stock option Purchased	$ 302,002
Method used	Black-Scholes option pricing model
Stock price on date of grant	$ 1.00
Expected dividends	0.00%
Volatility rate	63.08%
Risk free interest rate	1.93%
Expected term (in years)	5 years
Minimum [Member]
Strike price	$ 1.00
Maximum [Member]
Strike price	$ 1.25